Summary of Significant Accounting Policies - Shipping and Handling Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Shipping and Handling [Line Items]
Distribution, selling, and administrative	$ 6,493,842	$ 5,661,106	$ 5,309,984
Shipping and Handling
Shipping and Handling [Line Items]
Distribution, selling, and administrative	$ 1,294,400	$ 1,265,700	$ 1,200,000